Operating Segment Information - Summary of Segment Results (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Impairment loss on property, plant and equipment	¥ 31	¥ 4	¥ 15
Aircrafts Engines And Flight Equipment [Member]
Disclosure of operating segments [line items]
Impairment loss on property, plant and equipment	¥ 31